Transamerica Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 40.5%
Aerospace & Defense - 1.0%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 2,914,000	$ 2,941,507
Boeing Co.
5.93%, 05/01/2060	3,648,000	3,342,353
6.53%, 05/01/2034 (A)	3,222,000	3,366,114
6.86%, 05/01/2054 (A)	2,253,000	2,378,607
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,475,490
General Electric Co.
4.50%, 03/11/2044	4,559,000	4,067,081
HEICO Corp.
5.35%, 08/01/2033	5,374,000	5,429,820
		24,000,972
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032 (B)	2,172,000	1,912,213
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,310,991
		4,223,204
Automobiles - 1.1%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,368,000	2,289,004
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	5,353,000	5,210,632
6.95%, 06/10/2026	5,279,000	5,415,064
General Motors Co.
6.25%, 10/02/2043	3,357,000	3,404,171
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,119,000	4,321,068
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (A)	2,792,000	2,331,721
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,690,000	2,421,827
		25,393,487
Banks - 6.8%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	3,400,000	3,422,738
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	3,699,000	3,190,651
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	3,481,000	3,543,356
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	10,451,000	10,794,325
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	1,690,000	1,710,319
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	$ 916,000	$ 954,083
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	8,466,000	8,643,933
Fixed until 12/15/2029 (D), 9.63% (C)	5,051,000	5,515,778
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	4,265,000	4,057,216
BNP Paribas SA
Fixed until 11/17/2027 (A)(D), 9.25% (C)	7,014,000	7,525,903
BPCE SA
4.50%, 03/15/2025 (A)	6,027,000	5,970,115
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (C), 06/11/2035	2,700,000	2,733,913
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	2,150,000	2,224,411
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	6,934,000	5,887,372
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	2,901,000	3,052,335
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	3,953,000	4,457,275
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	8,948,000	8,995,068
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	5,560,000	5,629,365
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	1,824,000	1,904,866
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	2,645,000	2,585,559
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	4,338,000	4,424,111
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032 (B)	2,210,000	2,260,255
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	10,622,000	10,717,132
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	6,562,000	6,589,239
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	915,000	939,984
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	4,278,000	4,476,631
Societe Generale SA
Fixed until 11/14/2028 (A)(D), 10.00% (C)	4,190,000	4,424,359
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	$ 3,682,000	$ 3,601,233
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	3,329,000	3,391,276
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	2,187,000	2,249,148
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	1,908,000	2,049,659
UBS Group AG
Fixed until 11/15/2032, 9.02% (C), 11/15/2033 (A)	1,205,000	1,481,402
Fixed until 11/13/2028 (A)(D), 9.25% (C)	4,331,000	4,715,311
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,171,250
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	5,925,000	6,038,320
		155,327,891
Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,656,000	1,530,273
3.70%, 12/06/2026	950,000	925,836
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	5,956,631
		8,412,740
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,366,000	1,704,436
5.60%, 03/02/2043	2,632,000	2,646,654
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,678,000	3,365,211
Royalty Pharma PLC
2.20%, 09/02/2030	4,662,000	3,966,649
		11,682,950
Building Products - 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	821,812
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,845,000	5,402,016
Mohawk Industries, Inc.
5.85%, 09/18/2028	3,779,000	3,913,357
		10,137,185
Capital Markets - 0.6%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	7,172,000	7,412,850
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,417,000	3,209,969
5.70%, 05/20/2027	2,212,000	2,232,165
		12,854,984
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	$ 678,000	$ 362,730
Celanese US Holdings LLC
6.70%, 11/15/2033	2,698,000	2,891,879
Mosaic Co.
4.05%, 11/15/2027	1,703,000	1,654,437
Nutrien Ltd.
4.20%, 04/01/2029	4,470,000	4,350,661
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,231,551
		11,491,258
Commercial Services & Supplies - 1.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	4,900,917
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	3,894,000	3,822,044
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,493,000	1,489,622
5.80%, 04/15/2034 (A)	1,168,000	1,184,112
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	5,370,000	5,620,280
GXO Logistics, Inc.
2.65%, 07/15/2031	6,391,000	5,282,421
6.50%, 05/06/2034	2,614,000	2,709,468
Quanta Services, Inc.
2.90%, 10/01/2030	2,519,000	2,251,145
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,008,000	2,860,371
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	6,622,000	5,605,546
Veralto Corp.
5.45%, 09/18/2033 (A)	3,133,000	3,193,967
		38,919,893
Communications Equipment - 0.2%
CommScope LLC
4.75%, 09/01/2029 (A)	5,544,000	4,019,400
Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,443,016
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,170,981
6.75%, 06/01/2027	2,138,000	2,150,621
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,435,281
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,924,835
		11,124,734
Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	3,236,000	3,115,894
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	985,752
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	$ 1,003,000	$ 883,050
		4,984,696
Consumer Finance - 0.2%
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	4,304,000	4,418,755
Consumer Staples Distribution & Retail - 0.7%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	7,052,000	5,772,312
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,866,009
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,778,661
Sysco Corp.
5.95%, 04/01/2030	3,470,000	3,659,079
		17,076,061
Containers & Packaging - 0.8%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,880,317
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,309,000	2,377,993
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	6,696,000	6,322,212
Sonoco Products Co.
2.25%, 02/01/2027	2,673,000	2,507,318
WRKCo, Inc.
3.90%, 06/01/2028	3,935,000	3,788,578
		18,876,418
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (B)	1,980,000	2,046,302
Diversified REITs - 1.0%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,906,000	2,711,183
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,170,000	3,025,171
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,454,000	3,538,358
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	2,989,545
2.84%, 01/15/2050 (A)	6,998,000	6,899,214
WP Carey, Inc.
5.38%, 06/30/2034	3,638,000	3,617,478
		22,780,949
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 4,291,000	$ 3,561,495
1.75%, 01/20/2031	3,603,000	2,971,441
4.13%, 03/16/2027	2,631,000	2,596,646
		9,129,582
Electric Utilities - 0.6%
Black Hills Corp.
3.15%, 01/15/2027	2,312,000	2,213,099
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,492,000	5,197,703
Duke Energy Corp.
5.00%, 12/08/2027	1,387,000	1,397,670
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,157,506
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,417,000	2,041,845
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,201,000	2,266,042
		14,273,865
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.
5.25%, 04/05/2034	4,376,000	4,455,667
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,733,000	4,035,515
5.88%, 04/10/2034	1,946,000	1,961,438
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,564,000	3,538,937
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,487,689
Trimble, Inc.
6.10%, 03/15/2033	5,899,000	6,191,725
		22,670,971
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,142,000	2,077,486
Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,413,000	4,362,541
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,367,000	2,246,312
3.50%, 11/01/2027 (A)	1,857,000	1,759,814
5.50%, 12/15/2024 (A)	6,174,000	6,164,893
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	5,721,000	5,713,721
5.75%, 11/15/2029 (A)	6,489,000	6,585,903
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	4,268,600	3,917,487
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,689,621
		35,440,292
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.7%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	$ 2,509,000	$ 2,416,998
2.75%, 05/14/2031	4,042,000	3,534,702
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,886,000	1,913,588
J M Smucker Co.
6.50%, 11/15/2043	2,984,000	3,218,226
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,125,000	5,075,915
		16,159,429
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,654,000	2,533,160
5.75%, 12/06/2052 (A)	739,000	758,542
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,382,855
5.25%, 10/01/2029 (A)	489,000	472,181
Stryker Corp.
1.95%, 06/15/2030	2,850,000	2,445,173
		7,591,911
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.
5.45%, 02/15/2034	2,751,000	2,806,664
Centene Corp.
3.38%, 02/15/2030	3,202,000	2,884,639
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,671,057
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,680,185
Cigna Group
2.40%, 03/15/2030	3,248,000	2,866,676
5.25%, 02/15/2034	4,935,000	4,968,177
CVS Health Corp.
5.25%, 01/30/2031	1,910,000	1,924,282
6.00%, 06/01/2044	3,471,000	3,474,920
Elevance Health, Inc.
2.25%, 05/15/2030	2,615,000	2,280,275
HCA, Inc.
5.60%, 04/01/2034	1,103,000	1,117,064
6.00%, 04/01/2054	3,493,000	3,509,941
7.50%, 11/06/2033	3,036,000	3,429,299
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,694,000	1,697,613
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,090,000	1,898,891
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,654,000	2,523,847
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,467,981
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,685,000	3,476,941
		44,678,452
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	$ 2,151,000	$ 2,247,871
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	1,616,000	1,626,063
Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	825,108
Boyne USA, Inc.
4.75%, 05/15/2029 (A)(B)	999,000	945,834
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,754,642
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,685,000	1,673,285
5.25%, 06/30/2029	3,478,000	3,501,964
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,997,000	1,998,538
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	704,205
7.25%, 11/15/2029 (A)	796,000	819,182
Marriott International, Inc.
2.75%, 10/15/2033	2,942,000	2,440,959
5.75%, 05/01/2025	360,000	361,058
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,658,868
5.75%, 06/15/2025	1,789,000	1,784,109
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	2,716,000	2,704,669
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,263,000	2,251,639
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,420,000	5,386,981
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,537,000	1,993,315
		33,804,356
Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,470,184
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	537,867
3.63%, 02/15/2031 (A)	854,000	746,892
		6,754,943
Insurance - 1.9%
Allstate Corp.
5.05%, 06/24/2029	7,203,000	7,279,587
AXA SA
8.60%, 12/15/2030	6,028,000	7,177,563
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (E)	7,890,000	7,840,687
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,056,559
Equitable Holdings, Inc.
5.59%, 01/11/2033	4,948,000	5,095,026
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	$ 917,000	$ 922,575
7.95%, 06/15/2033 (A)	4,479,000	4,998,038
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	2,400,000	2,423,556
		43,793,591
Interactive Media & Services - 0.2%
Meta Platforms, Inc.
4.80%, 05/15/2030	4,313,000	4,378,661
Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	282,000	249,756
3.80%, 02/15/2028	2,171,000	2,091,496
		2,341,252
IT Services - 0.1%
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,878,000	2,794,181
Machinery - 0.3%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,681,000	3,291,137
Ingersoll Rand, Inc.
5.45%, 06/15/2034	3,311,000	3,402,062
		6,693,199
Marine Transportation - 0.1%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,975,833	2,815,981
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	2,664,000	2,096,383
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	1,392,000	1,193,074
Comcast Corp.
4.15%, 10/15/2028	5,152,000	5,056,592
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,693,077
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,427,849
5.50%, 05/15/2029 (A)	5,224,000	4,858,135
		17,325,110
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,080,000	4,252,025
Glencore Funding LLC
2.63%, 09/23/2031 (A)	5,298,000	4,448,684
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	224,473
3.88%, 08/15/2031 (A)	236,000	207,273
		9,132,455
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 8,155,000	$ 7,892,933
Office REITs - 0.3%
COPT Defense Properties LP
2.00%, 01/15/2029	954,000	826,825
2.25%, 03/15/2026	2,132,000	2,030,850
Kilroy Realty LP
4.25%, 08/15/2029	3,629,000	3,354,866
		6,212,541
Oil, Gas & Consumable Fuels - 4.4%
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,475,000	4,883,150
Cheniere Energy Partners LP
4.00%, 03/01/2031	6,304,000	5,834,809
4.50%, 10/01/2029	3,372,000	3,258,485
Chevron USA, Inc.
3.25%, 10/15/2029	2,186,000	2,063,185
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,290,000	4,341,981
Ecopetrol SA
8.38%, 01/19/2036	2,500,000	2,487,672
Enbridge, Inc.
5.63%, 04/05/2034	4,870,000	4,967,761
Energy Transfer LP
6.00%, 06/15/2048	5,673,000	5,621,003
EnLink Midstream Partners LP
5.05%, 04/01/2045	3,754,000	3,120,356
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,161,000	1,185,328
Exxon Mobil Corp.
3.04%, 03/01/2026	3,001,000	2,925,313
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,928,150
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,971,634
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,018,931
5.75%, 10/01/2025	950,000	949,956
6.00%, 06/01/2026	350,000	350,358
Occidental Petroleum Corp.
5.20%, 08/01/2029	2,339,000	2,352,830
5.55%, 03/15/2026	9,850,000	9,879,323
ONEOK Partners LP
4.90%, 03/15/2025	1,398,000	1,392,350
ONEOK, Inc.
6.10%, 11/15/2032	4,251,000	4,478,637
Ovintiv, Inc.
6.25%, 07/15/2033	2,869,000	2,990,722
Petroleos Mexicanos
6.50%, 01/23/2029	3,507,000	3,190,405
6.84%, 01/23/2030	2,838,000	2,540,376
6.88%, 10/16/2025	2,440,000	2,434,663
7.69%, 01/23/2050	1,593,000	1,170,273
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	$ 2,109,000	$ 1,962,118
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	3,240,000	3,349,531
Southwestern Energy Co.
5.38%, 03/15/2030	1,712,000	1,667,824
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,777,000	1,618,732
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,514,275
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	2,937,000	2,971,912
Western Midstream Operating LP
6.15%, 04/01/2033	3,428,000	3,561,959
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,093,214
		101,077,216
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,661,522	1,515,005
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,572,000	2,538,983
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,339,637	1,300,817
		5,354,805
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	5,247,000	5,355,662
Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	4,411,000	4,474,599
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	499,550
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,881,641
6.25%, 02/15/2029 (A)	520,000	274,300
7.00%, 01/15/2028 (A)	617,000	357,860
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,959,000	1,887,165
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,790,000	1,794,840
Merck & Co., Inc.
5.00%, 05/17/2053	3,721,000	3,554,590
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,892,440
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,181,000	3,089,046
Viatris, Inc.
2.30%, 06/22/2027	1,463,000	1,352,954
		21,058,985
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	$ 3,518,000	$ 3,482,967
5.10%, 12/15/2027	2,876,000	2,894,729
		6,377,696
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,595,000	4,610,639
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (B)	4,082,000	3,877,523
Broadcom, Inc.
3.14%, 11/15/2035 (A)	6,474,000	5,321,010
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,889,000	4,970,853
6.15%, 01/25/2032 (A)	274,000	285,498
KLA Corp.
4.65%, 07/15/2032	3,491,000	3,476,247
Microchip Technology, Inc.
0.98%, 09/01/2024	2,999,000	2,985,606
5.05%, 03/15/2029	4,184,000	4,218,033
Micron Technology, Inc.
5.30%, 01/15/2031	5,429,000	5,505,839
QUALCOMM, Inc.
3.25%, 05/20/2050	1,760,000	1,279,437
		31,920,046
Software - 0.9%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	522,990
Fiserv, Inc.
5.45%, 03/02/2028	4,012,000	4,099,732
Infor, Inc.
1.75%, 07/15/2025 (A)	2,914,000	2,805,867
Intuit, Inc.
5.50%, 09/15/2053	1,467,000	1,507,242
Oracle Corp.
3.65%, 03/25/2041	2,973,000	2,327,484
6.90%, 11/09/2052	3,383,000	3,868,193
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	4,530,000	4,469,650
		19,601,158
Specialized REITs - 0.6%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,041,767
VICI Properties LP
4.95%, 02/15/2030	4,687,000	4,590,860
Weyerhaeuser Co.
4.00%, 04/15/2030	4,037,000	3,852,243
		13,484,870
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.2%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	$ 695,000	$ 662,494
5.13%, 04/15/2029 (A)	2,004,000	1,911,953
5.25%, 10/01/2030 (A)	2,183,000	2,047,134
		4,621,581
Tobacco - 0.6%
BAT Capital Corp.
6.00%, 02/20/2034	5,220,000	5,414,792
Philip Morris International, Inc.
4.25%, 11/10/2044	4,680,000	3,904,523
5.25%, 02/13/2034	3,272,000	3,286,114
		12,605,429
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	2,179,000	2,214,670
Wireless Telecommunication Services - 0.6%
Axian Telecom
7.38%, 02/16/2027 (A)	682,000	674,498
T-Mobile USA, Inc.
3.50%, 04/15/2031	3,482,000	3,183,246
3.88%, 04/15/2030	1,749,000	1,661,758
5.15%, 04/15/2034	5,490,000	5,503,561
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,146,758
		13,169,821
Total Corporate Debt Securities (Cost $942,645,096)		929,059,582
U.S. GOVERNMENT OBLIGATIONS - 28.1%
U.S. Treasury - 27.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	53,629,000	27,407,352
2.00%, 02/15/2050	9,031,000	5,645,081
2.25%, 05/15/2041 - 08/15/2046	41,069,000	29,909,637
2.38%, 02/15/2042	54,959,000	41,193,488
2.50%, 05/15/2046	9,450,000	6,836,484
2.75%, 08/15/2042 - 11/15/2047	62,217,000	48,239,190
2.88%, 11/15/2046 - 05/15/2049	11,765,000	9,000,265
3.00%, 08/15/2048	5,566,000	4,341,697
3.25%, 05/15/2042	2,636,000	2,251,618
3.50%, 02/15/2039	30,021,000	27,738,935
3.63%, 05/15/2053	5,009,000	4,381,897
3.88%, 02/15/2043	9,253,000	8,587,218
4.13%, 08/15/2053	3,704,000	3,546,580
4.25%, 05/15/2039 - 02/15/2054	20,088,000	20,048,764
4.50%, 02/15/2044	13,495,000	13,568,801
4.63%, 05/15/2044 - 05/15/2054	19,988,000	20,718,681
4.75%, 11/15/2043 - 11/15/2053	42,532,000	44,610,873
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	66,326,000	19,729,931
U.S. Treasury Notes
0.63%, 05/15/2030	24,562,000	20,291,474
1.25%, 08/15/2031	29,287,000	24,320,794
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.38%, 11/15/2031	$ 41,669,000	$ 34,684,559
1.63%, 05/15/2031	30,912,000	26,534,813
1.88%, 02/15/2032	1,063,400	913,527
2.75%, 08/15/2032	8,876,500	8,077,268
2.88%, 05/15/2032	7,840,000	7,220,762
3.38%, 05/15/2033	25,673,300	24,318,432
3.50%, 02/15/2033	20,254,300	19,394,283
3.75%, 12/31/2028 - 12/31/2030	19,843,000	19,573,763
3.88%, 09/30/2029 - 08/15/2033	11,768,400	11,627,194
4.00%, 01/31/2029 - 02/15/2034	11,048,000	11,033,149
4.13%, 11/15/2032	22,589,200	22,673,909
4.25%, 02/28/2031	18,619,000	18,856,829
4.38%, 08/31/2028 - 05/15/2034	18,571,000	18,918,717
4.50%, 03/31/2026 - 11/15/2033	28,257,000	28,519,670
4.63%, 04/30/2029	4,542,000	4,661,050
		639,376,685
U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,851,299	5,315,816
		5,315,816
Total U.S. Government Obligations (Cost $686,354,334)		644,692,501
ASSET-BACKED SECURITIES - 10.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	562,647	562,566
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,956,738	1,811,505
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	1,171,910	1,081,039
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	1,192,720	1,196,952
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	2,750,000	2,726,705
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR, 3-Month Term SOFR + 2.66%, 7.94% (C), 01/19/2035 (A)	2,700,000	2,701,164
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.63% (C), 04/20/2035 (A)	4,400,000	4,399,111
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,549,910	1,405,762
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,345,383
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,689,485
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR, 3-Month Term SOFR + 2.51%, 7.79% (C), 12/19/2032 (A)	$ 3,100,000	$ 3,101,231
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 6.74% (C), 07/15/2034 (A)	3,680,000	3,684,416
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	716,257	659,381
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,031,085	3,043,823
CARS-DB4 LP
Series 2020-1A, Class A1, 2.69%, 02/15/2050 (A)	1,089,326	1,069,144
Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	5,916,094	5,804,193
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,088,241	3,769,948
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,866,667	3,879,075
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5, 4.93% (C), 05/25/2032	6,715	5,961
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,412,074
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,078,694
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,514,198
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.54% (C), 01/17/2033 (A)	3,500,000	3,502,628
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,450,000	14,463,680
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	2,364,831	1,862,978
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	2,629,578	2,121,662
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,823,812	4,019,586
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	2,664,974	2,507,784
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 6.12% (C), 01/25/2036	879,338	367,145
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	6,630,000	6,708,141
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	$ 247,666	$ 243,209
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,274,364	2,315,017
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	1,246,382	1,271,521
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	757,062	776,198
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	3,383,914	3,435,856
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	2,139,073	2,160,742
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	2,457,658	2,482,280
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,739,833	2,769,444
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (C), 10/20/2034 (A)	6,500,000	6,509,080
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 6.56% (C), 04/17/2034 (A)	4,500,000	4,500,000
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	202,708	202,486
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	947,330	927,868
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	359,810	343,470
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	703,893	667,020
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	2,432,567	2,285,127
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	1,934,849	1,805,819
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,689,395	3,685,443
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	3,344,425	3,427,815
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	3,771,456	3,807,203
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	595,908	583,413
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 6.68% (C), 07/15/2034 (A)	2,750,000	2,752,296
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 1.00% (C), 01/15/2035 (A)(F)	10,000,000	10,000,000
Pikes Peak CLO 4
Series 2019-4A, Class AR, 3-Month Term SOFR + 1.46%, 6.76% (C), 07/15/2034 (A)	4,395,000	4,397,255
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	$ 2,927,181	$ 2,885,112
Series 2021-2, Class D, 1.35%, 07/15/2027	4,678,900	4,568,973
Series 2021-4, Class C, 1.26%, 02/16/2027	3,103,539	3,081,236
Series 2023-5, Class A2, 6.31%, 07/15/2027	2,272,100	2,277,790
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	109,289	106,048
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	530,723	515,383
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	1,060,737	1,014,952
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	735,182	700,824
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,775,281	2,775,368
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,838,948	1,853,385
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,046,967	4,131,279
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,750,168	1,769,778
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	3,800,000	3,803,535
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.53% (C), 07/25/2030 (A)	1,357,952	1,358,617
STORE Master Funding I LLC
Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	1,025,281	1,010,727
Sunnova Helios V Issuer LLC
Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,153,831	1,703,096
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.52% (C), 04/25/2031 (A)	3,583,926	3,588,384
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	5,085,000	4,858,204
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R, 3-Month Term SOFR + 1.42%, 6.68% (C), 07/30/2032 (A)	5,600,000	5,603,853
Venture 43 CLO Ltd.
Series 2021-43A, Class A1, 3-Month Term SOFR + 1.50%, 6.80% (C), 04/15/2034 (A)	1,100,000	1,100,614
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	1,207,189	1,207,785
VSE VOI Mortgage LLC
Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	159,072	158,385
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	$ 354,404	$ 340,221
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4, 3-Month Term SOFR + 1.81%, 7.09% (C), 07/20/2029 (A)	1,944,205	1,949,065
Series 2016-2A, Class A2R, 3-Month Term SOFR + 1.84%, 7.12% (C), 10/20/2028 (A)	361,667	361,756
Series 2017-2A, Class A2R, 3-Month Term SOFR + 1.88%, 7.16% (C), 10/20/2029 (A)	3,386,707	3,387,696
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 7.89% (C), 07/20/2032 (A)	5,000,000	5,001,035
Series 2022-1A, Class C, 3-Month Term SOFR + 2.85%, 8.15% (C), 04/15/2034 (A)	2,500,000	2,500,982
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	3,525,000	3,530,112
Total Asset-Backed Securities (Cost $234,713,370)		231,988,171
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	21,263,389	21,260,509
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,639,751
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	305,445	42,457
Federal National Mortgage Association
4.50%, 08/01/2052	6,957,219	6,687,669
5.00%, 03/01/2053 - 02/01/2054	31,697,552	31,163,426
5.50%, 03/01/2053	7,571,167	7,578,646
6.00%, 06/01/2054	10,718,406	10,874,449
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2054 (F)	65,277,000	52,313,254
2.50%, 08/01/2054 (F)	30,731,000	25,664,090
5.50%, 08/01/2054 (F)	50,009,000	50,002,110
Total U.S. Government Agency Obligations (Cost $208,251,726)		211,226,361
MORTGAGE-BACKED SECURITIES - 8.9%
20 Times Square Trust
Series 2018-20TS, Class C, 3.10% (C), 05/15/2035 (A)	2,550,000	2,154,523
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 7.75% (C), 09/15/2034 (A)	4,630,000	4,184,663
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 5.90% (C), 05/25/2035	$ 473,910	$ 428,631
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 6.10% (C), 03/25/2036	754,580	698,530
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 5.59% (C), 03/25/2047	237,419	206,867
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,326,735
Series 2019-BPR, Class CNM, 3.72% (C), 11/05/2032 (A)	3,970,000	2,899,478
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 6.65% (C), 03/15/2037 (A)	7,065,000	6,367,523
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 7.96% (C), 03/15/2037 (A)	850,000	659,366
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (C), 02/25/2064 (A)	9,758,851	9,843,736
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	1,367,988	1,379,291
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 7.38% (C), 11/15/2034 (A)	1,825,000	1,305,400
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 5.73% (C), 04/25/2035	73,876	68,838
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 5.96% (C), 02/25/2036	1,290,932	1,105,528
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (A)	4,714,728	4,110,388
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (A)	30,328	28,869
Series 2015-PS1, Class A1, 3.75% (C), 09/25/2042 (A)	184,586	172,172
COLT Mortgage Loan Trust
Series 2024-1, Class A1, 5.84% (C), 02/25/2069 (A)	6,465,050	6,482,893
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	3,541,899	3,564,678
Series 2024-3, Class A1, 6.39% (C), 06/25/2069 (A)	10,716,026	10,847,690
Series 2024-4, Class A1, 5.95% (C), 07/25/2069 (A)	3,100,000	3,111,425
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 6.68% (C), 12/15/2031 (A)	2,295,200	2,180,101
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	$ 10,675,708	$ 9,437,122
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (A)	5,070,717	4,166,869
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	3,103,410	2,710,545
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (A)	3,408,094	3,032,473
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D, 3.96% (C), 12/10/2036 (A)	7,902,000	7,744,027
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	2,675,346	2,679,690
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	218,721	215,362
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 5.59% (C), 05/25/2037	140,675	65,463
ILPT Trust
Series 2019-SURF, Class C, 4.29% (C), 02/11/2041 (A)	1,930,000	1,780,182
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.48% (C), 08/25/2037	559,656	392,963
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	5,000,000	4,928,131
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,826,463
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.73% (C), 03/25/2036	673,734	401,729
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (A)	308,061	300,029
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	2,985,402	2,662,283
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	3,152,227	3,041,566
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (A)	254,417	240,176
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (A)	1,276,207	1,225,493
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (A)	4,375,876	4,168,259
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (A)	428,240	407,522
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (A)	274,196	267,268
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	2,336,676	2,232,510
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	1,089,811	1,052,837
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-3A, Class A1A, 3.75% (C), 11/25/2058 (A)	$ 3,235,211	$ 3,055,555
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	3,771,005	3,512,667
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	4,183,925	3,896,695
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	3,050,126	2,865,334
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	2,456,629	2,346,113
Series 2020-1A, Class A1B, 3.50% (C), 10/25/2059 (A)	3,991,504	3,714,082
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	9,183,174	9,240,215
Series 2024-NQM3, Class A1, 6.13% (C), 12/25/2063 (A)	9,100,674	9,177,404
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	1,658,760	1,665,387
Series 2024-NQM5, Class A1, 5.99% (C), 12/01/2064 (A)	2,068,011	2,080,791
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	4,184,642	4,239,095
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 6.00% (C), 02/25/2046	2,206,598	919,818
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 5.88% (C), 06/25/2037	98,884	62,701
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,255,282	1,224,936
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (C), 07/25/2057 (A)	71,254	70,333
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	1,295,906	1,244,812
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	5,684,646	5,493,833
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	961,838	937,501
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	2,790,982	2,598,952
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058 (A)	620,104	603,322
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	5,641,716	5,428,655
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	1,246,466	1,175,015
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	9,144,835	8,194,016
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	3,653,846	3,449,847
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,253,718	6,876,945
Total Mortgage-Backed Securities (Cost $216,498,801)		205,180,311
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	$ 1,792,000	$ 1,438,056
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	5,625,694
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	713,083
6.60%, 06/01/2036 (A)	5,006,000	5,145,614
		5,858,697
Ecuador - 0.0% (G)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	61,168
5.00% (H), 07/31/2040 (A)	435,840	210,198
5.50% (H), 07/31/2035 (A)	950,976	502,262
		773,628
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	3,592,000	3,580,865
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,502,467
Total Foreign Government Obligations (Cost $20,590,993)		19,779,407
LOAN ASSIGNMENTS - 0.2%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.60% (C), 03/04/2028	3,178,573	2,595,079
IT Services - 0.1%
Rackspace Finance LLC 1st Lien Term Loan 1-Month Term SOFR + 6.25%, 11.70% (C), 05/15/2028	931,225	938,791
Total Loan Assignments (Cost $4,062,153)		3,533,870
COMMERCIAL PAPER - 1.6%
Banks - 1.0%
Australia & New Zealand Banking Group Ltd.
5.38% (I), 08/07/2024 (A)	500,000	499,483
Korea Development Bank
5.47% (I), 01/08/2025	731,000	714,307
Macquarie Bank Ltd.
5.39% (I), 08/12/2024 (A)	8,300,000	8,285,115
Nordea Bank Abp
5.39% (I), 09/03/2024 (A)	11,000,000	10,944,924
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Westpac Securities NZ Ltd.
5.45% (I), 11/15/2024 (A)	$ 2,000,000	$ 1,968,626
		22,412,455
Financial Services - 0.5%
Britannia Funding Co. LLC
5.44% (I), 01/22/2025 (A)	5,956,000	5,805,590
Thunder Bay Funding LLC
5.50% (I), 11/15/2024 (A)	6,700,000	6,594,676
		12,400,266
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.
5.61% (I), 09/26/2024 (A)	1,400,000	1,388,145
Pharmaceuticals - 0.0% (G)
Pfizer, Inc.
5.30% (I), 08/01/2024 (A)	1,200,000	1,199,823
Total Commercial Paper (Cost $37,406,069)		37,400,689
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Bills
5.34% (I), 09/19/2024 - 10/17/2024	15,182,000	15,030,270
5.37% (I), 09/19/2024 - 10/31/2024	32,231,000	31,913,104
5.38% (I), 09/12/2024 - 10/31/2024	7,981,000	7,897,124
5.39% (I), 08/08/2024	5,951,000	5,944,926
5.40% (I), 08/01/2024 - 08/29/2024	48,297,000	48,160,561
Total Short-Term U.S. Government Obligations (Cost $108,946,577)		108,945,985

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (I)	6,399,420	$ 6,399,420
Total Other Investment Company (Cost $6,399,420)		6,399,420

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.50% (I), dated 07/31/2024, to be repurchased at $46,817,200 on 08/01/2024. Collateralized by a U.S. Government Obligation, 0.38%, due 12/31/2025, and with a value of $47,750,404.	$ 46,813,949	46,813,949
Total Repurchase Agreement (Cost $46,813,949)		46,813,949
Total Investments (Cost $2,512,682,488)		2,445,020,246
Net Other Assets (Liabilities) - (6.6)%		(151,811,586)
Net Assets - 100.0%		$ 2,293,208,660
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$929,059,582	$—	$929,059,582
U.S. Government Obligations	—	644,692,501	—	644,692,501
Asset-Backed Securities	—	231,988,171	—	231,988,171
U.S. Government Agency Obligations	—	211,226,361	—	211,226,361
Mortgage-Backed Securities	—	205,180,311	—	205,180,311
Foreign Government Obligations	—	19,779,407	—	19,779,407
Loan Assignments	—	3,533,870	—	3,533,870
Commercial Paper	—	37,400,689	—	37,400,689
Short-Term U.S. Government Obligations	—	108,945,985	—	108,945,985
Other Investment Company	6,399,420	—	—	6,399,420
Repurchase Agreement	—	46,813,949	—	46,813,949
Total Investments	$6,399,420	$2,438,620,826	$—	$2,445,020,246
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $790,391,856, representing 34.5% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,268,035, collateralized by cash collateral of $6,399,420. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $7,840,687, representing 0.3%
of the Fund's net assets.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2024; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at July 31, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds